Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of operating results by Segment
Segment Information
The Corporation is a financial holding company headquartered in Newark, Ohio. The operating segments for the Corporation are its chartered national bank subsidiary, PNB (headquartered in Newark, Ohio), SEPH and GFSC.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as: (i) discrete financial information is available for each operating segment and (ii) the segments are aligned with internal reporting to Park’s Chief Executive Officer and President, who is the chief operating decision maker.

Operating results for the year ended December 31, 2015 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$220,879	$6,588	$(74)	$239	$227,632
Provision for (recovery of) loan losses	7,665	1,415	(4,090)	—	4,990
Other income	75,188	2	1,848	513	77,551
Other expense	167,476	2,984	6,182	9,972	186,614
Income (loss) before taxes	120,926	2,191	(318)	(9,220)	113,579
Income taxes (benefit)	36,581	768	(111)	(4,671)	32,567
Net income (loss)	$84,345	$1,423	$(207)	$(4,549)	$81,012
Balances at December 31, 2015
Assets	$7,229,764	$35,793	$33,541	$12,256	$7,311,354
Loans	5,029,072	35,469	15,153	(11,609)	5,068,085
Deposits	5,447,293	4,627	—	(104,278)	5,347,642

Operating results for the year ended December 31, 2014 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$218,641	$7,457	$958	$(2,012)	$225,044
Provision for (recovery of) loan losses	3,517	1,544	(12,394)	—	(7,333)
Other income (loss)	69,384	(1)	5,991	175	75,549
Other expense	163,641	4,103	11,766	8,000	187,510
Income (loss) before taxes	120,867	1,809	7,577	(9,837)	120,416
Income taxes (benefit)	37,960	634	2,652	(4,787)	36,459
Net income (loss)	$82,907	$1,175	$4,925	$(5,050)	$83,957
Balances at December 31, 2014
Assets	$6,910,386	$40,308	$43,762	$6,743	$7,001,199
Loans	4,781,761	40,645	23,956	(16,680)	4,829,682
Deposits	5,222,766	5,883	—	(100,649)	5,128,000

Operating results for the year ended December 31, 2013 (In thousands)
	PNB	GFSC	SEPH	All Other	Total
Net interest income (loss)	$210,781	$8,741	$(1,325)	$2,828	$221,025
Provision for (recovery of) loan losses	14,039	1,175	(11,799)	—	3,415
Other income	70,841	11	1,956	469	73,277
Other expense	158,651	3,133	12,211	7,520	181,515
Income (loss) before taxes	108,932	4,444	219	(4,223)	109,372
Income taxes (benefit)	33,696	1,556	77	(2,826)	32,503
Net income (loss)	$75,236	$2,888	$142	$(1,397)	$76,869
Balances at December 31, 2013
Assets	$6,522,174	$47,115	$72,781	$(5,647)	$6,636,423
Loans	4,559,406	47,228	38,014	(24,143)	4,620,505
Deposits	4,896,405	7,159	—	(113,570)	4,789,994

Schedule of reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2015
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$227,393	$7,347	$169,295	$37,238	$7,299,098	$5,451,920
Elimination of intersegment items	2,561	—	—	—	(13,557)	(104,278)
Parent Co. totals - not eliminated	(2,322)	—	9,972	(4,671)	25,813	—
Totals	$227,632	$7,347	$179,267	$32,567	$7,311,354	$5,347,642

	2014
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$227,056	$7,243	$172,267	$41,246	$6,994,456	$5,228,649
Elimination of intersegment items	3,708	—	—	—	(18,556)	(100,649)
Parent Co. totals - not eliminated	(5,720)	—	8,000	(4,787)	25,299	—
Totals	$225,044	$7,243	$180,267	$36,459	$7,001,199	$5,128,000

	2013
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$218,197	$7,315	$166,680	$35,329	$6,642,070	$4,903,564
Elimination of intersegment items	8,659	—	—	—	(30,369)	(113,570)
Parent Co. totals - not eliminated	(5,831)	—	7,520	(2,826)	24,722	—
Totals	$221,025	$7,315	$174,200	$32,503	$6,636,423	$4,789,994